Note 3 - Receivables from Broker-dealers and Clearing Organizations and Other Receivables (Details Textual) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Receivables from Brokers-Dealers and Clearing Organizations	$ 3,610,000	$ 3,078,000	$ 4,985,000
Other Receivables	3,852,000	3,709,000	$ 3,998,000
Allowance for Doubtful Accounts Receivable, Current	$ 646,000	$ 573,000